CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 778,308	$ 686,362	$ 558,225
Other income	7,523	6,695	6,701
Raw materials and consumables used	(257,723)	(234,715)	(196,646)
Staff costs	(259,293)	(226,033)	(188,927)
Rentals and related expenses	(20,136)	(17,161)	(13,006)
Utilities expenses	(28,358)	(26,054)	(19,743)
Depreciation and amortization	(80,972)	(78,557)	(72,952)
Traveling and communication expenses	(6,449)	(5,756)	(4,776)
Listing expenses	(2,460)	(1,745)	(6,310)
Other expenses	(70,735)	(62,682)	(55,510)
Other gains (losses) - net	(17,924)	1,177	(26,793)
Finance costs	(8,538)	(8,424)	(12,493)
(Loss) Profit before tax	33,243	33,107	(32,230)
Income tax expense	(11,844)	(7,850)	(9,033)
(Loss) Profit for the year	21,399	25,257	(41,263)
Item that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	12,028	4,627	8,385
Total comprehensive (expense) income for the year	33,427	29,884	(32,878)
(Loss) Profit for the year attributable to:
Owners of the Company	21,801	25,653	(41,248)
Non-controlling interests	(402)	(396)	(15)
Total comprehensive (expense) income attributable to:
Owners of the Company	33,829	30,280	(32,863)
Non-controlling interests	$ (402)	$ (396)	$ (15)
(Loss) Earnings per share
Basic (USD)	$ 0.04	$ 0.05	$ (0.07)
Diluted (USD)	$ 0.04	$ 0.05	$ (0.07)